Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Payable and Accrued Liabilities, Current [Abstract]
Components of Accounts Payable and Accrued Liabilities

	2017	2016
Trade accounts payable	$2,367	$1,951
Salaries, wages and other employee benefits, including pension and postretirement	162	162
Accrued taxes, other than on income	120	107
Accrued interest	54	54
Fair value of derivatives	23	36
Income taxes payable	23	34
Asbestos liabilities	30	30
Restructuring	17	19
Other	328	309
	$3,124	$2,702